Restatement of previously issued financial statements	12 Months Ended
Dec. 31, 2025
Restatement Of Previously Issued Financial Statements
Restatement of previously issued financial statements

5.	Restatement of previously issued financial statements

(A) Restatement of the consolidated financial statements for the year ended 31 December 2025 (IAS 8)

Following the issue of the consolidated financial statements for the year ended 31 December 2025 on 7 May 2026, errors were identified in the accounting for the Group’s investment in QIND, a foreign operation whose functional currency is the US dollar, and in the impairment testing of the related goodwill. The errors have been corrected by restating each affected line item of the consolidated financial statements for the year ended 31 December 2025 in accordance with IAS 8.42. The comparative information for the year ended 31 December 2024 and the statement of financial position at 1 January 2024 are not affected. The corrections are as follows:

(a) Impairment of goodwill (IAS 36)

The recoverable amount of the LPG Distribution & Engineering cash-generating unit (QIND and its subsidiary Al Shola Gas) at 31 December 2025 was below its carrying amount. An impairment loss of €1,060k, being the Group’s share of the impairment of the notionally grossed-up goodwill (IAS 36, Appendix C), has been recognised in profit or loss and allocated in full to goodwill. No impairment was recognised in the financial statements as previously issued. Refer to Note 16.

(b) Translation of purchase price allocation charges at the average rate (IAS 21.39(b))

The amortisation of customer relationships and trade names, the release of the inventory fair value uplift and the related deferred tax credit arising from the QIND purchase price allocation were translated at the exchange rate at the acquisition date. They have been translated at the average exchange rate for 2025. Administration expenses decrease by €171k, cost of sales by €4k and the income tax credit by €18k.

(c) Retranslation of goodwill and fair value adjustments at the closing rate (IAS 21.47)

Goodwill and the fair value adjustments arising on the acquisition of QIND are assets and liabilities of the foreign operation and are translated at the closing rate. They were carried at the exchange rate at the acquisition date. Retranslation at the 31 December 2025 closing rate of US$1.1736 to €1.00 reduces customer relationships by €1,944k, trade names by €453k, goodwill by €683k, the inventory fair value uplift by €4k and the deferred tax liability by €219k. The resulting exchange difference of €2,866k is recognised in other comprehensive income.

(d) Exchange differences on translation of foreign operations (IAS 21.39(c) and IAS 21.41)

Exchange differences arising on the translation of QIND’s results and net assets into euro were recognised in finance income. They are recognised in other comprehensive income and accumulated in a foreign currency translation reserve, with the share attributable to non-controlling interests allocated to non-controlling interests. This reclassifies a gain of €3,126k from finance income to other comprehensive income. The translation of QIND’s equity eliminated on consolidation and of the related non-controlling interests has also been corrected:

(i) exchange differences of €1,324k and €11k on the retranslation of QIND’s share premium and share capital eliminated on consolidation had been recognised directly in the Group’s share premium and other equity reserve. They are recognised in other comprehensive income;

(ii) contributions of €399k by non-controlling shareholders of QIND during 2025 had been recorded as a reduction of non-controlling interests against exchange differences. They are recognised as an increase in non-controlling interests, which increases non-controlling interests by €798k with a corresponding reduction in other comprehensive income;

(iii) an increase of €416k arising from changes in the Group’s ownership interest in QIND on QIND’s 2025 share issues had been recognised within exchange differences. It is recognised directly in equity, within the other equity reserve, in accordance with IFRS 10.23; and

(iv) the share of other comprehensive income of the non-controlling interests in QIND’s subsidiary, Al Shola Gas,, a loss of €115k, is attributed to non-controlling interests.

Other comprehensive income for 2025 is therefore a loss of €2,289k (a gain of €3,126k under (d), less €2,866k under (c), €1,335k under (d)(i), €798k under (d)(ii) and €416k under (d)(iii)), of which €1,647k is attributable to owners of the parent and accumulated in the foreign currency translation reserve and €642k is attributable to non-controlling interests (€115k under (d)(iv) and €527k under (e) below).

(e) Non-controlling interests in QIND (IFRS 10.B94 and IFRS 10.23)

The Group holds 98.3 million of QIND’s shares on an as-converted basis. Its economic interest in QIND reduced from 67.04% at 31 December 2024 to 52.40% at 31 December 2025 as QIND issued shares to third parties during 2025. The non-controlling interests in QIND, measured at their proportionate share of QIND’s identifiable net assets at the acquisition date, had been carried at their 31 December 2024 amount. They had not been attributed their share of QIND’s 2025 loss and other comprehensive income, and had not been adjusted for the change in the Group’s ownership interest.

The non-controlling interests’ share of QIND’s loss for 2025, including the amortisation of the fair value adjustments arising on the acquisition net of deferred tax, is a loss of €1,616k, and their share of other comprehensive income is a loss of €527k, each based on their time-weighted interest during the year. Non-controlling interests have been adjusted to their proportionate share of QIND’s net assets at 31 December 2025, an increase of €2,229k recognised in equity against the other equity reserve in accordance with IFRS 10.23, of which €681k relates to the position at 31 December 2024. The loss attributable to owners of the parent decreases by €1,616k. Non-controlling interests increase by €86k, with a corresponding decrease in equity attributable to owners of the parent. There is no effect on the loss for the year, other comprehensive income or total equity.

Impact on consolidated statement of profit or loss and other comprehensive income for the year ended 31 December 2025

€’000	As previously reported	Adjustment	Restated
Revenue	14,415	-	14,415
Cost of sales	(10,240)	5	(10,235)
Gross profit	4,175	5	4,180
Other income	1,358	-	1,358
Administration expenses	(11,869)	173	(11,696)
Share-based payment expense	(1,562)	-	(1,562)
Impairment expense	(2)	(1,060)	(1,062)
Operating loss	(7,898)	(884)	(8,782)
Finance income / (costs)	2,243	(3,126)	(883)
Interest payable and similar expense	(24)	-	(24)
Derivative financial instruments at FVTPL	3,392	-	3,392
Net finance income / (costs)	5,611	(3,126)	2,485
Profit on deconsolidation due to insolvency	1,225	-	1,225
Loss before tax	(1,062)	(4,010)	(5,072)
Income tax credit	110	(18)	92
Loss for the year	(952)	(4,028)	(4,980)
Other comprehensive income: exchange differences on translating foreign operations	-	(2,289)	(2,289)
Total comprehensive loss for the year	(952)	(6,317)	(7,269)
Loss attributable to owners of the parent	(1,694)	(2,412)	(4,106)
(Loss) / profit attributable to non-controlling interests	742	(1,616)	(874)
Total comprehensive loss attributable to owners of the parent	(1,694)	(4,059)	(5,753)
Total comprehensive (loss) / income attributable to non-controlling interests	742	(2,258)	(1,516)
Basic and diluted loss per share (€)	(1.27)	(1.80)	(3.07)

Amounts are rounded to the nearest thousand. The adjustments to cost of sales and administration expenses include rounding differences of €1k and €2k respectively. The operating loss as previously reported did not include the impairment expense of €2k.

Impact on consolidated statement of financial position as at 31 December 2025

€’000	As previously reported	Adjustment	Restated
Intangible assets	21,522	(2,226)	19,296
Goodwill	6,602	(1,743)	4,859
Total non-current assets	29,612	(3,969)	25,643
Total assets	36,039	(3,969)	32,070
Other payables – long-term	3,067	(201)	2,866
Total non-current liabilities	3,348	(201)	3,147
Total liabilities	15,534	(201)	15,333
Net assets	20,505	(3,768)	16,737

Impact on equity as at 31 December 2025

€’000	As previously reported	Adjustment	Restated
Share premium	240,680	1,324	242,004
Other equity reserve	6,797	(1,802)	4,995
Foreign currency translation reserve	-	(1,647)	(1,647)
Retained earnings and profit and loss	(239,816)	(2,411)	(242,227)
Non-controlling interests	4,343	768	5,111
Total equity	20,505	(3,768)	16,737

Impact on consolidated statement of cash flows for the year ended 31 December 2025

The restatement has no effect on net cash flows from investing or financing activities or on cash and cash equivalents. Within cash flows from operating activities, the increase of €4,028k in the loss for the year is offset by adjustments for impairment losses of €1,060k, finance costs / income of €3,126k and income tax of €18k, less depreciation and amortisation of €171k and the movement in inventories of €4k. In addition, the adjustment for depreciation and amortisation as previously reported did not include the amortisation of the intangible assets recognised on the acquisition of QIND of €2,436k, which was offset within the adjustment for impairment losses on assets. This has been corrected, and the reconciling items within operating activities have been aligned to the restated consolidated statement of profit or loss: depreciation and amortisation is €2,425k; finance costs are the net finance costs of €908k, with interest paid of €172k presented separately; and impairment losses on assets are €1,062k, excluding a write-off of US$3.5 million recognised by QIND in its standalone financial statements that is reversed on consolidation, with the corresponding adjustment within the movement in payables and accruals. An exchange difference of €13k previously included within depreciation and amortisation is presented within the effect of movements in exchange rates on cash held. Net cash used in operating activities is €8,226k (as previously reported: €8,239k).

Notes 3, 4, 6, 8, 9, 11, 13, 15, 16, 26, 27 and 28 have been restated accordingly.

(B) Restatement of comparative information for the year ended 31 December 2024

During the preparation of the consolidated financial statements for the year ended 31 December 2025, the comparative information for the year ended 31 December 2024 has been restated. The restatement reflects two distinct items, each of which is disclosed separately below:

(a) Finalisation of the QIND purchase price allocation - measurement period adjustments (IFRS 3)

The Group acquired a controlling interest in Quality Industrial Corp. (“QIND”) on 26 November 2024. Provisional amounts were recognised at the acquisition date, as permitted by IFRS 3. During the 12-month measurement period following the acquisition, the Group, with the assistance of an independent valuation specialist, finalised the purchase price allocation. The finalisation resulted in the recognition of acquired intangible assets (customer relationships of €19.4M and trade names of €4.5M), a corresponding deferred tax liability of €2.2M, and a consequential reduction in goodwill of €12.4M. These adjustments have been applied retrospectively to the acquisition date and accordingly reflected in the restated comparative information at 31 December 2024. These adjustments do not constitute the correction of prior period errors under IAS 8.

(b) Correction of prior period error (IAS 8)

In addition to the measurement period adjustments described above, the preparation of the current year’s consolidated financial statements identified the following errors relating to the year ended 31 December 2024 which have been corrected retrospectively in accordance with IAS 8.42:

(i)	Fair value remeasurement of derivative financial liabilities - following further review of the valuation of certain convertible notes, associated warrants and related derivative features (including the Jefferson/QIND convertible instruments reclassified on consolidation), a correction was required to the fair value remeasurement of these instruments at 31 December 2024. The correction resulted in an increase in the derivative financial liability balance of €234k, a corresponding charge to derivative financial instrument movements within profit or loss of €165k, a reclassification of €64k from loans and borrowings, and an adjustment of €5k to the convertible note reserve.

(ii)	Gain on deconsolidation of Hanoi Asset Management - following further review of the net liabilities derecognised on the deconsolidation of Hanoi Asset Management in December 2024, together with related consolidation adjustments and intercompany write-offs, it was identified that the gain on deconsolidation recognised in the 2024 financial statements was overstated by approximately €873k. The previously reported gain of €2,719k has been restated to €1,846k.

(iii)	Other balance corrections - the Group identified a number of immaterial expense accruals, balance adjustments and reclassifications relating to the year ended 31 December 2024 that were not reflected in the financial statements as originally issued. In aggregate, these corrections totalled approximately €260k and have been reflected in the restated comparative information.

The restatement has no impact on the opening statement of financial position as at 1 January 2024, as the underlying matters arose during the year ended 31 December 2024.

Impact on consolidated statement of profit or loss for the year ended 31 December 2024

€’000	As previously reported	Adjustment	Restated
Revenue	1,605	-	1,605
Cost of sales	(1,168)	-	(1,168)
Gross profit	437	-	437
Other income / (expenses)	881	-	881
Administration expenses	(15,873)	(587)	(16,460)
Share-based payments expense	(2,189)	-	(2,189)
Operating expenses	(17,181)	(586)	(17,767)
Operating loss before interest	(16,744)	(586)	(17,330)
Finance income / (costs)	223	70	293
Interest payable and similar expense	(531)	6	(525)
Derivative financial instruments movements	627	(165)	462
Net finance income / (costs)	319	(89)	230
Profit / (loss) on deconsolidation due to insolvency	2,719	(873)	1,846
Loss before tax	(13,706)	(1,548)	(15,254)
Income tax expense	(25)	-	(25)
Net loss for the year	(13,731)	(1,548)	(15,279)

Impact on consolidated statement of financial position as at 31 December 2024

€’000	As previously reported	Adjustment	Restated
Property, plant and equipment	307	-	307
Goodwill	18,990	(12,388)	6,602
Customer relationships	-	19,429	19,429
Trade names	-	4,529	4,529
Related party receivables	1,827	(1,827)	-
Total non-current assets	21,124	9,743	30,867
Inventory	1,130	61	1,191
Other current assets	1,846	(1,846)	-
Total current assets	7,002	(1,791)	5,211
Total assets	28,126	7,952	36,078
Other payables – long-term	4,260	2,198	6,458
Total non-current liabilities	4,415	2,198	6,614
Trade and other payables	9,133	1,047	10,180
Total current liabilities	13,011	1,217	14,228
Total liabilities	17,426	3,415	20,841
Net assets	10,699	4,537	15,236

Impact on equity as at 31 December 2024

€’000	As previously reported	Adjustment	Restated
Convertible note reserve	29	(5)	24
Retained earnings and profit and loss	(236,436)	(1,549)	(237,985)
Non-controlling interests	(2,091)	6,090	3,999
Total equity	10,699	4,537	15,236

No restatement was required to the opening statement of financial position as at 1 January 2024.